Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings (Secured Borrowing by the Class of Collateral Pledged) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2017	Mar. 31, 2016
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements	[1]	¥ 20,549	¥ 25,640
Payables under securities lending transactions		5,549	4,710
Obligations to return securities received as collateral		3,516	1,919
Total		29,614	32,269
Japanese National Government and Japanese Government Agency Bonds [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		2,975	2,270
Payables under securities lending transactions		5,030	4,211
Obligations to return securities received as collateral		2,020	930
Total		10,025	7,411
Foreign Governments and Official Institutions Bonds [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		13,195	19,426
Obligations to return securities received as collateral		1,101	738
Total		14,296	20,164
Corporate Bonds [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		636	581
Payables under securities lending transactions		1
Obligations to return securities received as collateral		117	71
Total		754	652
Residential Mortgage-backed Securities [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		3,401	3,027
Payables under securities lending transactions			124
Total		3,401	3,151
Other Debt Securities [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		205	177
Obligations to return securities received as collateral		3
Total		208	177
Marketable Equity Securities [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		104	133
Payables under securities lending transactions		518	375
Obligations to return securities received as collateral		275	180
Total		897	688
Others [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		33	26
Total		¥ 33	¥ 26

[1]	Payables under repurchase agreements in the above table include those under long-term repurchase agreements of ¥1,434,521 million and ¥1,611,916 million at March 31, 2016 and March 31, 2017, respectively, which are included in Long-term debt in the accompanying consolidated balance sheets.